Finance lease receivables - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 14,027	$ 14,595
Unearned finance income	(1,236)	(1,345)
Present value	12,791	13,250
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	3,108	1,674
Unearned finance income	(257)	(157)
Present value	2,851	1,517
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	2,476	1,634
Unearned finance income	(196)	(155)
Present value	2,280	1,479
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	2,055	1,889
Unearned finance income	(143)	(151)
Present value	1,912	1,738
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,380	1,704
Unearned finance income	(109)	(136)
Present value	1,271	1,568
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	787	1,558
Unearned finance income	(80)	(132)
Present value	707	1,426
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	6,698	6,785
Unearned finance income	(528)	(574)
Present value	6,170	6,211
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,221	6,136
Unearned finance income	(451)	(614)
Present value	$ 3,770	$ 5,522